Redeemable ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2017	Dec. 31, 2017
Class of Stock
Conversion of preferred shares to Class A ordinary shares		742,320
Redeemable ordinary shares | Investor D
Class of Stock
Ordinary shares, shares issued	742,320
Price per share	$ 16.17
Shares transferred from treasury shares (in shares)	99,022
Shares issued during period (in shares)	643,298
Proceeds from stock transaction	$ 12,000
Redeemable ordinary shares | Investor D | 2017
Class of Stock
Accrued non-compound interest rate (as a percent)			12.00%